LOANS, FINANCING AND DEBENTURES - Rollforward in loans, financing and debentures (Details) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
LOANS, FINANCING AND DEBENTURES
Opening balance	R$ 74,574,591	R$ 79,628,629
Fundraising, net of issuance costs	5,276,816	1,335,715
Interest accrued	2,309,587	4,007,737
Monetary and exchange rate variation, net	(4,543,048)	(3,949,020)
Settlement of principal	(765,533)	(2,517,934)
Settlement of interest	(2,352,484)	(4,019,072)
Amortization of fundraising costs	32,402	69,649
Others (fair value adjustments on business combinations)		18,887
Closing balance	R$ 74,532,331	R$ 74,574,591